Leases (Details) - Schedule of Lease Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease Liabilities [Abstract]
Offices, balance at beginning of year	$ 166	$ 127	$ 219
Offices, additions during year		166
Offices, interest expense during year	6	3	7
Offices, payments during year	(81)	(120)	(103)
Offices, translation adjustment	(4)	(10)	4
Offices, balance at end of year	87	166	127
Total, balance at beginning of year	166	127	219
Total, additions during year		166
Total, interest expense during year	6	3	7
Total, payments during year	(81)	(120)	(103)
Total, translation adjustment	(4)	(10)	4
Total, balance at end of year	$ 87	$ 166	$ 127